STATEMENTS OF CHANGES IN STOCKHOLDERS? EQUITY (Parentheticals)	11 Months Ended
Dec. 31, 2020 $ / shares shares
CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS? DEFICIT
Sponsor per share	$ 0.006
Forfeiture shares (in Shares) | shares	920,000
Anchor investor (in Shares) | shares	920,000
Sale per unit	$ 10.00
Sale of Private Placement (in Shares) | shares	5,700,000
Private Placement Warrants	$ 1.00
Fair value (in dollars)	$ 0.77